Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

NOTE 12 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2014, 2013 and 2012 consist of the following:

	2014	2013	2012
Current	$784,500	$208,000	$554,569
Deferred	298,500	1,032,000	516,431
Total provision for income taxes	$1,083,000	$1,240,000	$1,071,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2014	2013	2012
Expected tax using statutory tax rate of 34%	$1,834,100	$1,999,600	$1,889,000

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(574,200)	(630,600)	(608,900)
Tax-exempt income on life insurance
contracts	(134,900)	(140,100)	(144,700)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(39,600)	(23,700)	(6,000)
Uncertain tax position reserves	(29,800)	7,600	(66,700)
Merger and acquisition Costs	52,800	-	-

Other, net	(25,400)	27,200	8,300

Total provision for income taxes	$1,083,000	$1,240,000	$1,071,000

The deferred income tax expense of $298,500 in 2014, $1,032,000 in 2013, and $516,431 in 2012 resulted from the tax effects of temporary differences.  There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	2014	2013
Deferred tax assets:
Allowance for loan losses	$1,318,700	$1,378,600
Deferred compensation	560,600	292,600
Alternative minimum tax credits	657,300	614,000
Nonaccrual loan interest	408,600	284,000
Deferred loan fees	154,400	161,000
Other real estate owned	367,500	257,600
Accrued vacation expense	126,500	122,400
Unrealized loss on securities available-for-sale	-	699,700
Accrued profit sharing	117,300	33,200
Loans fair value adjustments	1,534,800	-
Depreciation	30,800	-
Other	179,000	67,000
Net operating loss carryforward	852,200	202,000

Total deferred tax assets	6,307,700	4,112,100
Deferred tax liabilities:
Unrealized gain on securities available-for-
sale	727,500	-
Federal Home Loan Bank stock dividends	769,600	877,500
Capitalized mortgage servicing rights	414,100	475,500
Depreciation	-	2,248,400
Prepaid expenses	55,800	27,900
Acquisition intangibles	2,230,300	-
Bad debt reserve recapture	298,400	-
Trust preferred fair value adjustment	222,500	-
Other	55,500	19,300
Total deferred tax liabilities	4,773,700	3,648,600
Net deferred tax assets	$1,534,000	$463,500

Net deferred tax assets at December 31, 2014 and 2013 are included in other assets in the consolidated balance sheets. At December 31, 2014, the Corporation had $657,300 of federal alternative minimum tax credits with an indefinite life.

The Corporation acquired over $15 million in federal loss carryforwards with the acquisition of The Ohio State Bank, which losses expire in years ranging from 2026 to 2033.  Use of these losses is limited to $126,000 per year under Section 382 of the Internal Revenue Code; therefore Management has recorded in deferred tax assets the tax benefit of only $2.5 million of the losses that are more likely than not to be utilized before expiration.  There are no other acquired tax losses associated with The Ohio State Bank acquisition that will be limited by Section 382.  The Corporation’s federal losses carried forward from 2013 were fully utilized in 2014.

Management believes it is more likely than not that the benefit of recorded deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2014 and 2013.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at January 1	$72,100	$66,000
Additions based on tax positions related to
the current year	3,200	6,100
Reductions due to the statute of limitation	(32,000)	-
Balance at December 31	$43,300	$72,100

The Corporation had unrecognized tax benefits of $43,300, and $72,100 at December 31, 2014 and 2013, respectively.  Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods.  The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $3,500 at December 31, 2014 and $4,500 at December 31, 2013, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2011.  There are no current federal examinations of the Corporation’s open tax years.